SHARE BASED COMPENSATION (Narrative) (Details)						1 Months Ended						3 Months Ended	9 Months Ended			12 Months Ended
	May 04, 2015 Item $ / shares shares	Apr. 13, 2015 $ / shares shares	Mar. 01, 2015 $ / shares shares	Oct. 10, 2014 $ / shares shares	Aug. 18, 2014 shares	Nov. 16, 2016 $ / shares shares	Nov. 15, 2016 $ / shares	Sep. 23, 2016 shares	Aug. 25, 2016 shares	Aug. 31, 2014 shares	Aug. 31, 2009 shares	Dec. 31, 2016 CNY (¥)	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Aug. 20, 2015 shares	Apr. 30, 2015 shares	Oct. 31, 2014 shares	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional stock-based compensation expense | ¥																			¥ 1,608,968
Share-based compensation | ¥													¥ 360,150,468		¥ 55,580,335
Unrecognized share-based compensation expense | ¥													¥ 52,143,818
Unrecognized share-based compensation expense, weighted-average recognition period													2 years 8 months 12 days	2 years 8 months 12 days
Cash received from the exercise of share options													¥ 69,929,452	$ 10,510,491	16,856,046
Stock options outstanding													11,204,536
Stock based compensation from issuance of options | ¥													¥ 45,867,991
Share Based Compensation													¥ 45,867,991	$ 6,894,021	¥ 55,580,335
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation | ¥												¥ 113,701,932
JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																					12,766,000
Stock Options [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life													10 years	10 years
Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments				5
Options granted				9,940,000	873,200			1,352,840	600,000
Exercise price of options granted | $ / shares				$ 5.93
Additional stock-based compensation expense | ¥																		¥ 35,513
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	1,659,580
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member] | Vest on the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	40.00%
Stock Options [Member] | Officer [Member] | JinkoSolar Power [Member] | Vest on the second and third anniversaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	30.00%
Stock Options [Member] | Directors and employees [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments | Item	5
Options granted	7,021,300
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																							9,325,122
Contractual life											7 years
Number of vesting increments											5
2009 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											953,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											36 months
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued										12,796,745
Contractual life										10 years
Number of vesting increments										5
Stock options outstanding						9,472,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | ¥																¥ 19,545,720
2014 Plan [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																						12,766
2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued		160,000
Number of vesting increments		5
Options granted						1,760,000
Exercise price of options granted | $ / shares		$ 5.93				$ 3.2875	$ 3.2875
2014 Plan [Member] | Stock Options [Member] | Directors, officers and employees [Member] | JinkoSolar Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life	10 years
Options granted	8,680,880
Exercise price of options granted | $ / shares	$ 3.9166
Equity Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued																				1,352,840
Additional stock-based compensation expense | ¥																	¥ 180,553
2009 and 2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued			320,000
Number of vesting increments			5
Exercise price of options granted | $ / shares			$ 5.93